GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS	6 Months Ended
Jun. 30, 2014
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS
GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Net gain on lease terminations	—	—	—	7,410
Loss on sale of assets	—	—	(15,727)	—
Amortization of deferred gains	—	521	—	2,322
	—	521	(15,727)	9,732

The net gain on lease terminations in the six months ended June 30, 2013 relates to the termination of leases for vessels that were leased in by the Company and comprises a gain of $7.6 million resulting from the termination of the long-term charter party for the Edinburgh (ex Titan Aries) and a loss of $0.2 million resulting from the termination of the long-term charter party for the Front Pride.

The loss on sale of assets in the six months ended June 30, 2014 is attributable to the sale of the Ulysses (ex Phoenix Voyager) in March 2014.

The amortization of deferred gains in the three months and the six months ended June 30, 2013 represents the amortization of the deferred gain resulting from the sale and lease back of the Front Eagle (renamed DHT Eagle).